Commitments and Contingencies (Detail) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies [Line Items]
2016	$ 87,633	$ 116,201
2017	68,587	68,587
Total	$ 156,220	$ 184,788